Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 917,319		¥ 787,257	¥ 206,391	$ 132,121	$ 113,389	¥ 154,156
Accounts receivable, net	624,817		364,782		89,993
Inventories	312,071		334,347		44,948
Advances to suppliers	75,727		34,668		10,907
Amounts due from related parties	38,772		37,565		5,584
Prepayments and other current assets	108,495		112,122		15,627
Investment in a cost method investee	33,443		13,307		4,817
Property and equipment, net	100,892		59,208		14,531
Intangible assets	26,984		20,128		3,887
Other non-current assets	26,581		13,830		3,828
TOTAL ASSETS	2,368,265		1,889,173		341,101
Accounts payable	526,461		457,493		75,826
Other current liabilities	138,841		150,859		19,998
TOTAL LIABILITIES	796,253		654,702		$ 114,685
Net revenues	3,390,275	$ 488,302	2,598,443	1,584,420
Operating expenses	3,300,209	475,330	2,589,992	1,641,276
Net income (loss)	85,424	12,303	22,621	(59,814)
Net cash provided by operating activities	13,441	1,936	2,202	(66,488)
Net cash used in investing activities	(119,429)	(17,202)	(126,949)	(30,545)
Net cash provided by financing activities	210,719	$ 30,350	687,743	151,104
Shanghai Zunyi [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,736		5,269
Accounts receivable, net	15,151
Inventories	4,912		50,394
Advances to suppliers	1,084		646
Amounts due from related parties	28,946		15,741
Prepayments and other current assets	4,045		9,410
Investment in a cost method investee	6,750
Property and equipment, net	177		42
Intangible assets	83
Other non-current assets	791		115
TOTAL ASSETS	63,675		81,617
Accounts payable	1,198		1,783
Other current liabilities	34,240		45,078
TOTAL LIABILITIES	35,438		46,861
Net revenues	101,244		92,983	21,038
Operating expenses	84,952		123,284	32,095
Net income (loss)	16,085		(30,301)	(11,057)
Net cash provided by operating activities	3,405		1,573	3,911
Net cash used in investing activities	(6,938)		(107)	(118)
Net cash provided by financing activities				¥ 0